Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,740,780.00
Previously Paid Amount	0.00
Total Fee Amount	6,543.61
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 6,543.61
Narrative - Max Aggregate Offering Price	$ 42,740,780.00
Final Prospectus	true